Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
US Vegan Climate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF NAV
Average Annual Return, Percent	22.90%	15.67%
US Vegan Climate ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF Market
Average Annual Return, Percent	22.94%	15.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.15%	15.30%
Beyond Investing US Vegan Climate GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beyond Investing US Vegan Climate GTR Index
Average Annual Return, Percent	23.67%	16.46%